PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Schedule Of Prepaid Expenses And Other Current Assets Net Abstract
Prepaid social security-employee portion		$ 3,588	$ 5,711
Loans to third parties and employees	[1]	1,770,722	1,022,178
Security deposits		99,029	101,004
VAT recoverable	[2]	149,569	49,972
Prepaid expenses	[3]	318,114	230,648
Others		35,818	38,683
Subtotal		2,376,840	1,448,196
Less: allowance for credit loss		(435,115)	(84,403)
Prepaid expenses and other current assets, net		$ 1,941,725	$ 1,363,793

[1]	Loans to third-parties and employees are mainly used for short-term funding to support various third-party suppliers and employees. These loans bear no interest and have terms of no more than one year. As of September 30, 2025 and March 31, 2025, the allowance for credit losses was $431,520 and $80,877, respectively. For loans to third parties and employees, approximately 19.1%, or $338,039 of the September 30, 2025 balances have been subsequently collected as of February 28, 2026.
[2]	Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward to offset future net VAT payables.
[3]	Prepaid expenses primarily include prepaid professional expenses in relation to consulting services.